INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 102,410,945	$ 86,809,069	$ 77,197,781
Other investment increases in associates (Capital contributions to Leao Alimentos e Bebidas Ltda. and Coca-Cola del Valle New Ventures S.A.)		15,615,466	15,570,161
Dividends received	(1,076,491)	(403,414)	(1,540,090)
Share in operating income	(2,495,621)	2,194,144	932,340
Amortization unrealized income in associates	(919,462)	85,268	85,268
Increase (Decrease) in foreign currency translation, investments in associates	1,947,362	(1,889,588)	(5,436,391)
Ending balance	$ 99,866,733	$ 102,410,945	$ 86,809,069